Guarantees, Engagements and Charges (Narrative) (Details 2) ₪ in Thousands, kr in Thousands, € in Millions, дин in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 RSD (дин)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 SEK (kr)	Dec. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2020 SEK (kr)
Performance Guarantees For Projects In United States [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Financial guarantees | $		$ 53.2
Guarantee For Receiving Competitive Process For Dual Use Facilities [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				₪ 4,500
Guarantee For Receiving License From Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				2,000
Financial Guarantee To System Administrator Noga [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Financial guarantees				38,000
Financial Guarantee By Noga [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Financial guarantees				32,000
Guarantees Israel Electric Corporation And Local Authorities [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				2,500
Parasol Renewable Energy Holdings Llc [Member] | Tranche Iii Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | $										$ 54.0
Guarantees Israel Land Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				33,300
United States Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee | $						$ 161.4
Financial guarantees | $						7.9
Total financial guarantees | $						15.8
Total performance guarantee | $						326.2
Pupin Wind Project In Serbia [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee								₪ 4,080
Financial guarantees | дин							дин 19.2
Haro Solar 3 S.l Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €											€ 2
Gecama Hybrid [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr					kr 1,000				kr 7,000
Gecama Hybrid [Member] | Epc Contractor [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | $						$ 18.5
Extrema Solar Enlight Valparaiso And Enlight Leon Projects [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr					19,200
Picasso Project In Sweden [Member] | Financing Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr												kr 17,280
Crepaja Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €			€ 6
Storage One [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Total performance guarantee	₪ 28,800
Expected Production Of Electricity	48MW
Reduced Performance Guarantee				5,500
Storage Tender Two [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee				1,400
Total performance guarantee	₪ 49,200
Expected Production Of Electricity	82MW
High Voltage Storage Tender [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr					kr 96,700
High Voltage Storage Tender [Member] | Guarantees System Administrator Noga [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Performance guarantee				₪ 96,700